Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended								12 Months Ended														12 Months Ended						12 Months Ended
	Dec. 31, 2013 Segment Companies	Dec. 31, 2012 Segment	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 30, 2013 ICG [Member]	Aug. 28, 2013 ICG [Member]	Apr. 26, 2013 ICG [Member]	Dec. 31, 2013 Telecommunications Staffing Services Segment [Member]	Dec. 31, 2013 Accounts Receivable [Member] Telecommunications Staffing Services Segment [Member]	Dec. 31, 2012 Accounts Receivable [Member] Telecommunications Staffing Services Segment [Member]	Dec. 31, 2013 Sales Revenue, Goods, Net [Member] Telecommunications Staffing Services Segment [Member]	Dec. 31, 2012 Sales Revenue, Goods, Net [Member] Telecommunications Staffing Services Segment [Member]	Dec. 31, 2013 Sales Revenue, Goods, Net [Member] Telecommunications Staffing Services Segment [Member] PUERTO RICO	Dec. 31, 2012 Sales Revenue, Goods, Net [Member] Telecommunications Staffing Services Segment [Member] PUERTO RICO	Dec. 31, 2013 Sales Revenue, Goods, Net [Member] Telecommunications Staffing Services Segment [Member] UNITED STATES	Dec. 31, 2012 Sales Revenue, Goods, Net [Member] Telecommunications Staffing Services Segment [Member] UNITED STATES	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Nov. 16, 2012 2012 Equity Incentive Plan [Member]	Nov. 16, 2012 Employee Stock Purchase Plan [Member]	Dec. 31, 2013 OPM backsolve [Member]	Dec. 31, 2013 Vehicles [Member]	Dec. 31, 2013 Equipment [Member]	Dec. 31, 2013 Small Tools [Member]	Dec. 31, 2013 Computer Equipment [Member]	Dec. 31, 2012 Digital Comm, Inc. [Member]	Sep. 13, 2012 Digital Comm, Inc. [Member]	Dec. 31, 2013 RM Engineering [Member]	Dec. 31, 2012 RM Engineering [Member]
Summary of Significant Accounting Policies (Textual)
Equity method investment, ownership percentage																											40.00%	100.00%
Increase in assets due to consolidation of subsidiary																													$ 1,000,000	$ 848,433
Increase in liabilities due to consolidation of subsidiary																													398,000	362,087
Increase in net revenue due to consolidation of subsidiary																													3,100,000	2,600,000
Increase in net income due to consolidation of subsidiary																													158,000	26,147
Income loss liability by noncontrolling owner																													49.00%
Property and equipment estimated useful lives																							3 to 7 years	5 to 7 years	5 years	3 years
Percentage of ownership after sale of stock transaction																											40.00%
Percentage of debt guarantee by owner																													51.00%
Remaining percentage of entity acquire by exercise of call option																													51.00%
Absorbs losses percentage																													49.00%
Percentage of ownership for involving or conducting entity's activity on behalf of entity																													51.00%
Implied fair value of company's common stock																		$ 0.012	$ 0.08
Number of shares authorized for issuance for compensation					500,000,000															2,000,000	500,000
Shares limit percentage of number of outstanding shares																				4.00%	1.00%
Shares limit number of outstanding shares																				2,000,000	500,000
Preferred stock, shares outstanding																						0
Net loss attributable to InterCloud Systems, Inc. common stockholders	(25,438,418)	(2,072,862)
Number of reportable segments	2	1
Allowance for doubtful accounts	737,761	522,297
Period of contracted services provided by company	Generally provided within a month. Occasionally, the services may be provided over a period of up to four months.
Amortization of deferred loan cost	670,694	144,264
Fair value of debt	31,600,000	21,200,000
Derivative Liabilities	19,877,723	33,593			38,557	19,000	35,000	140,000
Concentration risk percentage									41.00%	26.00%	33.00%	41.00%	33.00%	5.00%	8.00%	92.00%	95.00%
Gain on fair value of derivative		33,593
Loss on fair value of derivative	3,246,313
Cashless exercise of warrants, shares	138,396
Number of acquired companies	6
Loan on PNC bank incurred charges	300,000
Convertible Note Issued To Forward Investments	3,000,000
Stockholders' deficit	$ (1,676,307)	$ (3,288,586)	$ (3,281,210)	$ (2,767,008)	$ (2,405,845)